Pension schemes - Summary of net pension obligations and net pension assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension schemes
Net pension assets	£ 129	£ 46
Net pension obligation	(184)	(315)
Overall net pension balance	£ (55)	£ (269)